INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 11,291	$ 10,238
Work in progress and assembled raw materials	17,685	15,106
Finished products	3,180	3,088
Inventory, Net	$ 32,156	$ 28,432